Notes receivable	12 Months Ended
Oct. 31, 2022
Note receivable
Notes receivable

11. Notes receivable

As at	October 31, 2022	October 31, 2021
	$	$
Term loan (i)	-	233
Loans receivable (ii)	-	1,242
Halo - Note receivable (iii)	-	1,522
Total	-	2,997
Less current portion	-	(277)
Long-term	-	2,720

(i)

Term loan was due from franchisees “Kensington” and relates to acquisitions of the sub-lease location from the Company and initial inventory. The term loan is secured by promissory notes, which bear interest of 6.95% per annum and requires blended payments of principal and interest between $6 and $8 monthly. On June 4, 2022, the Company acquired the franchise “Kensington acquisition” and the balance of the loan receivable formed part of the purchase consideration.

(ii)

As part of the acquisition of META, the Company acquired a loan receivable of $1,064 that was advanced to one of the winners of the Ontario cannabis lottery for new cannabis retail locations in Guelph, Scarborough and Toronto to fund the build out and start-up operations of the retail locations. Pursuant to the terms of the agreement, the loan has an interest rate of 3% per annum. The principal balance is due and payable on the fifth anniversary date of the loan. On May 10, 2022, and August 2, 2022, the Company acquired the retail stores of the Ontario Winner Lottery and as part of the purchase consideration, the loan balances in the three locations were settled.

(iii)

As part of total consideration received for the sale of the KushBar assets, a promissory note receivable was issued to the Company in the amount of $1,800. The note had a two year term and bears an interest rate of 6% per annum payable monthly with a maturity date of July 23, 2023. The Company has the option to convert this note into common shares of Halo for $0.16 per share pre-consolidated. The note fails the SPPI due to the conversion feature of the promissory note, therefore this note was subsequently recognized at fair value through profit or loss. The note was recorded at its fair value of $1,522 using a discount rate of 15% at October 31, 2021. On July 15, 2022, High Tide took control of the shares of Halo Kushbar Retail Inc., which owns three operating cannabis retail stores in Alberta.  The consideration received was a settlement of this convertible promissory note which was revalued to a principal amount of $800 (the “Note”) and $656 was recorded as a loss on revaluation.